Condensed Financial Information of the Company - CONDENSED STATEMENT OF INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CondensedIncomeStatementsCaptionsLineItems
Selling, general and administrative expenses	$ (101,775)	$ (168,291)	$ (171,899)
Operating (loss) / income	(163,698)	223,635	298,974
Share of loss in associates	(6,159)	(5,353)	(4,146)
(Loss) / Income before financial results and income tax	(169,857)	218,282	294,828
Financial income	35,697	51,889	76,281
Financial loss	(215,496)	(233,521)	(331,147)
(Loss) / Income before income tax	(376,188)	11,259	3,502
Income tax	14,295	(17,079)	(14,101)
Loss for the year	(361,893)	(5,820)	(10,599)
Parent | Reportable legal entities
CondensedIncomeStatementsCaptionsLineItems
Selling, general and administrative expenses	5,568	6,239	7,288
Operating (loss) / income	(5,568)	(6,239)	(7,288)
Share of loss in associates	(246,185)	16,250	33,839
(Loss) / Income before financial results and income tax	(251,753)	10,011	26,551
Financial income	99	462	2,343
Financial loss	400	406	2,657
(Loss) / Income before income tax	(252,054)	10,067	26,237
Income tax	(1,028)	1,028
Loss for the year	$ (251,026)	$ 9,039	$ 26,237